Right-of-Use Asset and Operating Lease Liability	3 Months Ended
Dec. 31, 2021
Leases [Abstract]
Right-of-Use Asset and Operating Lease Liability	Right-of-Use Asset and Operating Lease Liability
The Company has entered into operating leases consisting principally of its airport and heliport terminals.
At the inception of a contract, the Company will assess whether the contract is, or contains, a lease. The Company's assessment is based on: (i) whether the contract involves the use of a distinct identified asset, (ii) whether the Company obtained the right to substantially all the economic benefit from the use of the asset throughout the period, and (iii) whether the Company has the right to direct the use of the asset.
The Company generally uses its incremental borrowing rate as the discount rate for leases, unless an interest rate is implicitly stated in the lease. The Company’s incremental borrowing rate used for all leases under ASC 842 was 5.00%, the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The lease term for the Company’s leases include the noncancellable period of the lease plus any additional periods covered by either a Company option to extend the lease that the Company is reasonably certain to exercise, or an option to extend the lease controlled by the lessor. ROU assets, once recorded, are reviewed for impairment.
Lease expense for operating leases consists of the lease payments plus any initial direct costs and is recognized on a straight-line basis over the lease term.
Balance sheet information related to the Company’s leases is presented below:

Operating leases:	December 31, 2021	September 30, 2021
Operating right-of-use asset	$713	$654
Operating lease liability, current	438	431
Operating lease liability, long term	278	222
The following provides details of the Company’s lease expense:

	Three Months Ended December 31,
Lease cost:	2021	2020
Short-term lease cost	$65	$40
Operating lease cost	144	112
Total	$209	$152
Other information related to leases is presented below:

December 31, 2021
Weighted-average discount rate – operating lease	5.00%
Weighted-average remaining lease term – operating lease (in months)	23
As of December 31, 2021, the expected annual minimum lease payments of the Company’s operating lease liabilities and other short-term leases were as follows:

For the Year Ended December 31,
2022	$462
2023	196
2024	67
2025 and thereafter	28
Total future minimum lease payments, undiscounted	753
Less: Imputed interest for leases in excess of one year	(37)
Present value of future minimum lease payments	$716